Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

Note 14 — EQUITY

Ordinary shares

The Company was incorporated in the Cayman Islands on September 27, 2023, with an authorized share capital of $50,000 divided into 50,000,000 ordinary shares of par value of $0.001 per share. On November 16, 2023, the authorized share capital was subsequently amended to become $50,000 divided into 400,000,000 (50,000,000 after 8-for-1 reverse share split) Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares.

On December 1, 2023, the Company issued 10,000,000 (1,250,000 after 8-for-1 reverse share split) Class A Ordinary Shares and 10,000,000 Class B Ordinary Shares to the controlling shareholders at par value of $0.0001 per share.

On October 17, 2024, the Company completed its IPO of 1,500,000 (187,500 after 8-for-1 reverse share split) Class A ordinary shares at $4.00 ($32 after 8-for-1 reverse share split) per share, generating gross proceeds of approximately $6.0 million. After deducting underwriting discounts, commissions, and offering expenses, net proceeds from IPO were approximately S$5.3 million ($3.9 million).

On November 18, 2024, the Company granted an aggregate of 1,717,629 (214,704 after 8-for-1 reverse share split) Class A ordinary shares pursuant to an equity incentive plan (the “2024 Plan”) (Note 15), to three consultants for financial advisory, accounting advisory, and investor relations services provided in the past. The fair value of the Class A ordinary shares was determined on the grant date at US$0.5298 per share (US$4.2384 after 8-for-1 reverse share split). The Company recorded S$221 ($172) in Class A ordinary shares and recorded S$1,185,506 ($922,645) in the additional paid-in capital.

Reverse Share Split

On November 24, 2025, the Company announced that its Board of Directors approved a 8-for-1 reverse share split of the Company’s Class A ordinary shares. The Company’s Class A ordinary shares began trading on a split-adjusted basis on December 2, 2025 under the ticker symbol “SPHL”.

Upon effectiveness of the reverse share split, every eight (8) issued and outstanding Class A ordinary shares were combined into one (1) issued and outstanding Class A ordinary share, and the par value per share changed from $0.0001 to $0.0008. The reverse share split reduced the number of outstanding Class A ordinary shares from 13,217,629 to 1,652,204.

Private Placement of Class A Ordinary Shares

On December 24, 2025, the Company completed a private placement of 609,756 (post reverse share split) Class A Ordinary Shares (the “Private Placement”) with accredited investors, at a price of $2.46 per share, resulting in net proceeds of $1,500,000 before deducting placement fees and offering expenses. Due to the Christmas holiday, the share issuance instruction forms were not submitted to the Company’s transfer agent, VStock Transfer, LLC, until January 2, 2026. Accordingly, the official issuance date of these shares was recorded in January 2026.

As of December 31, 2025, the net proceeds of $1,500,000 from the Private Placement have been received by the Company and are fully recognized as additional paid-in capital. As no shares were issued in connection with the Private Placement as of December 31, 2025, the issuance of 609,756 Class A Ordinary Shares (post reverse split) will be recorded in the January 2026, which will result in an increase of $488 in Class A Ordinary Shares and a decrease of $488 in Additional pai-in capital.

Each holder of Class A Ordinary Shares is entitled to exercise one vote for each Class A Ordinary Share held on any and all matters to be voted thereon in a general meeting of shareholders, and each holder of Class B Ordinary Shares is entitled to exercise 20 votes for each Class B Ordinary Share held on any and all matters to be voted thereon in a general meeting of shareholders. The Class B Ordinary Shares are not convertible into Class A Ordinary Shares and the Class A Ordinary Shares are not convertible into Class B Ordinary Shares. Holders of the Class A Ordinary Shares may receive dividends paid by the Company and have the right to the surplus assets of the Company on its liquidation pursuant to the Amended and Restated Memorandum and Articles of Association. However, the holders of the Class B Ordinary Shares have no right to any share of the dividends paid by the Company and no right to any share in the distribution of any surplus assets of the Company on its liquidation.